Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Advances to suppliers	$ 421	$ 333
Government authorities	1,437	2,184
Prepaid expense	936	768
Other receivables	826	1,408
Total other receivables	$ 3,620	$ 4,693